Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Statement of comprehensive income [abstract]
Loss for the year	$ (7,500,233)	$ (1,928,870)	$ (465,644)
Other comprehensive income (loss)
Foreign currency translation adjustment	398,892
Comprehensive loss for the year	(7,101,341)	(1,928,870)	(465,644)
Comprehensive loss attributable to:
Shareholders of the company	(7,255,667)	(1,928,870)	(465,644)
Non-controlling interest	154,326
Comprehensive loss for the year	$ (7,101,341)	$ (1,928,870)	$ (465,644)